Summary of significant accounting policies - Estimated useful lives of property, equipment and software, net (Details)	Dec. 31, 2023
Estimated useful lives
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Building
Estimated useful lives
Estimated useful lives	24 years
Office furniture and equipment | Minimum
Estimated useful lives
Estimated useful lives	3 years
Office furniture and equipment | Maximum
Estimated useful lives
Estimated useful lives	5 years
Computer and electronic equipment | Minimum
Estimated useful lives
Estimated useful lives	3 years
Computer and electronic equipment | Maximum
Estimated useful lives
Estimated useful lives	5 years
Software
Estimated useful lives
Estimated useful lives	5 years
Vehicle
Estimated useful lives
Estimated useful lives	10 years